Equity (Deficit) - Summary of Government Contributions to Petroleos Mexicanos through the Ministry of Energy (Detail) - MXN ($) $ in Thousands														3 Months Ended	9 Months Ended
	Sep. 26, 2025	Sep. 25, 2025	Aug. 25, 2025	Aug. 11, 2025	Jul. 22, 2025	Jul. 01, 2025	Jun. 02, 2025	May 02, 2025	Apr. 21, 2025	Mar. 19, 2025	Feb. 19, 2025	Feb. 07, 2025	Jan. 10, 2025	Mar. 31, 2026	Sep. 30, 2025
Federal budget
Disclosure of government contributions [line item]
Total														$ 248,722,000	$ 380,100,879
Strengthening of Financial Position One, January 2025 | Petroleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants													$ 20,382,300
Strengthening of Financial Position Two, January 2025 | Petroleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants													$ 1,803,442
Strengthening of Financial Position | Petroleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants				$ 3,548,535	$ 10,511,768	$ 5,256,579	$ 3,700,830	$ 2,905,392	$ 7,930,143	$ 19,284,494	$ 23,532,337	$ 15,000,000
Strengthening of Financial Position One, August 2025 | Petroleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants			$ 3,422,870
Strengthening of Financial Position Two, August 2025 | Petroleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants			1,130,818
Strengthening of Financial Position Three, August 2025 | Petroleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants			$ 1,084,248
Strengthening of Financial Position One, September 2025 | Petroleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants	$ 1,862,240	$ 145,783,855
Strengthening of Financial Position Two, September 2025 | Petroleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants	1,616,119	$ 107,984,484
Strengthening of Financial Position Three, September 2025 | Petroleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants	$ 3,360,425